Income Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Successor [Member]
Domestic		$ (20,722)	$ (1,675)
Foreign		65,133	54,050
Income Before Income Tax		$ 44,411	$ 52,435
Predecessor [Member] | NPS Holdings Limited [Member]
Domestic
Foreign	9,078			32,939
Income Before Income Tax	$ 9,078			$ 32,939